CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	$ 564,816	$ 235,583
Liabilities	384,280	616,803
Property, plant and equipment [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(1,314,456)	186,311
Liabilities	81,881	1,700,215
Assets by right of use [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	229,119	42,011
Liabilities	(136)	(91,470)
Amortization [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(65,139)	(903)
Liabilities	9	52,233
Provisions [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	212,492	(139,346)
Liabilities	68,462	(182,913)
Revaluation of financial instruments [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(18,133)	422
Liabilities		(9,857)
Tax losses [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	1,496,952	155,539
Liabilities	(60,785)	(1,200,729)
Intangibles [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets
Liabilities	270,681	349,082
Other [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	23,981	(8,451)
Liabilities	$ 24,168	$ 242